VALUATION ALLOWANCES (Tables)	12 Months Ended
Mar. 31, 2014
Changes in Valuation Allowances

Changes in valuation allowances for the years ended March 31, 2012, 2013, and 2014 are as follows:

Description	Balance at Beginning of Year	Charged to Costs or Expenses	Charged (Credited) to Other Accounts*	Charge-offs	Balance at End of Year
	(Yen in millions)
For the year ended March 31, 2012:
Allowance for doubtful accounts	¥5,214	¥858	¥42	¥(1,163)	¥4,951
Allowance for sales returns	2,405	4,340	(51)	(4,552)	2,142

Total	¥7,619	¥5,198	¥(9)	¥(5,715)	¥7,093

For the year ended March 31, 2013:
Allowance for doubtful accounts	¥4,951	¥969	¥320	¥(1,695)	¥4,545
Allowance for sales returns	2,142	3,931	414	(3,959)	2,528

Total	¥7,093	¥4,900	¥734	¥(5,654)	¥7,073

For the year ended March 31, 2014:
Allowance for doubtful accounts	¥4,545	¥522	¥251	¥(695)	¥4,623
Allowance for sales returns	2,528	6,371	101	(6,044)	2,956

Total	¥7,073	¥6,893	¥352	¥(6,739)	¥7,579

*	Charged (credited) to other accounts mainly consists of foreign currency translation adjustments.

Location of Valuation Allowances in Consolidated Balance Sheets

The location of valuation allowances in the consolidated balance sheets at March 31, 2013 and 2014 are as follows:

	March 31, 2013	March 31, 2014
	(Yen in millions)
The location of valuation allowances that are not deducted from the related receivables in the consolidated balance sheets:
Less allowances for doubtful accounts and sales returns	¥4,705	¥5,062

The location of valuation allowances that are deducted from the related receivables in the consolidated balance sheets:
Other current assets	387	378
Other long-term investments	1	—
Other assets	1,980	2,139

Subtotal	2,368	2,517

Total	¥7,073	¥7,579